SHORT TERM BANK LOAN (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Short-term bank loan	$ 437,154	$ 32,191
China Construction Bank [Member]
Short-term bank loan	24,341	32,191
Agricultural Bank of China [Member]
Short-term bank loan	$ 412,813	$ 0